Schedule of investments
Delaware Enhanced Global Dividend and Income Fund
February 28, 2021 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 11.40%
Brokerage — 0.35%
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	313,000	$404,537
Repay Holdings 144A 0.484% exercise price $33.60, maturity date 2/1/26 #, ^	39,000	38,653
		443,190
Capital Goods — 0.59%
Aerojet Rocketdyne Holdings 2.25% exercise price $26.00, maturity date 12/15/23	64,000	126,070
Chart Industries 144A 1.00% exercise price $58.72, maturity date 11/15/24 #	245,000	615,649
		741,719
Communications — 1.70%
DISH Network 3.375% exercise price $65.17, maturity date 8/15/26	406,000	382,788
InterDigital 2.00% exercise price $81.29, maturity date 6/1/24	594,000	635,936
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	431,000	431,494
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	161,000	158,483
Liberty Media 2.25% exercise price $33.19, maturity date 9/30/46	1,142,000	536,073
		2,144,774
Consumer Non-Cyclical — 2.40%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	390,000	407,965
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	472,000	500,337
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Coherus Biosciences 144A 1.50% exercise price $19.26, maturity date 4/15/26 #	29,000	$33,220
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	328,000	361,029
Insulet 0.375% exercise price $226.73, maturity date 9/1/26	117,000	158,000
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	443,000	503,647
Jazz Investments I 144A 2.00% exercise price $155.81, maturity date 6/15/26 #	264,000	352,798
Neurocrine Biosciences 2.25% exercise price $75.92, maturity date 5/15/24	136,000	203,805
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	558,000	515,094
		3,035,895
Electric — 0.46%
NextEra Energy Partners 144A 0.357% exercise price $76.17, maturity date 11/15/25 #, ^	143,000	155,776
NRG Energy 2.75% exercise price $46.25, maturity date 6/1/48	367,000	426,216
		581,992
Energy — 1.58%
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	940,000	777,576
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	449,000	529,259

NQ-DEX [2/21] 4/21 (1595602)    1

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Energy (continued)
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	696,000	$691,725
		1,998,560
Real Estate Investment Trusts — 0.77%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	611,000	625,772
Summit Hotel Properties 1.50% exercise price $11.99, maturity date 2/15/26	304,000	343,326
		969,098
Technology — 3.17%
Boingo Wireless 1.00% exercise price $42.31, maturity date 10/1/23	658,000	609,601
Knowles 3.25% exercise price $18.42, maturity date 11/1/21	212,000	254,899
Microchip Technology 1.625% exercise price $94.40, maturity date 2/15/27	218,000	486,685
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	235,000	478,377
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	333,000	481,891
Pluralsight 0.375% exercise price $38.76, maturity date 3/1/24	158,000	154,431
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	488,000	528,428
Synaptics 0.50% exercise price $73.02, maturity date 6/15/22	216,000	397,540
Travere Therapeutics 2.50% exercise price $38.80, maturity date 9/15/25	294,000	330,348
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Technology (continued)
Verint Systems 1.50% exercise price $40.55, maturity date 6/1/21	236,000	$289,031
		4,011,231
Transportation — 0.38%
Seaspan 144A 3.75% exercise price $13.01, maturity date 12/15/25 #	402,000	480,331
		480,331
Total Convertible Bonds (cost $12,564,616)		14,406,790

Corporate Bonds — 56.61%
Automotive — 2.36%
Allison Transmission 144A 5.875% 6/1/29 #	715,000	773,176
Ford Motor 9.00% 4/22/25	305,000	369,374
Ford Motor Credit
3.375% 11/13/25	700,000	712,327
4.542% 8/1/26	675,000	721,406

Jaguar Land Rover Automotive 144A 5.875% 1/15/28 #	400,000	408,800
		2,985,083
Banking — 1.96%
Banco Nacional de Panama 144A 2.50% 8/11/30 #	200,000	193,026
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	213,000
Morgan Stanley 5.875% 9/15/26 μ, ψ	920,000	1,036,564
Natwest Group 8.625% 8/15/21 μ, ψ	315,000	325,937
Popular 6.125% 9/14/23	655,000	709,787
		2,478,314
Basic Industry — 5.95%
Avient 144A 5.75% 5/15/25 #	188,000	199,553
Boise Cascade 144A 4.875% 7/1/30 #	18,000	19,221
Chemours 144A 5.75% 11/15/28 #	350,000	359,406
Corp Nacional del Cobre de Chile 144A 3.15% 1/14/30 #	250,000	265,539

2    NQ-DEX [2/21] 4/21 (1595602)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
First Quantum Minerals
144A 7.25% 4/1/23 #	340,000	$347,318
144A 7.50% 4/1/25 #	345,000	356,644
Freeport-McMoRan
4.55% 11/14/24	365,000	402,641
5.45% 3/15/43	400,000	497,744
Hudbay Minerals
144A 4.50% 4/1/26 #	110,000	111,582
144A 7.625% 1/15/25 #	245,000	255,534

Koppers 144A 6.00% 2/15/25 #	484,000	500,032
Minera Mexico 144A 4.50% 1/26/50 #	200,000	211,300
New Gold 144A 7.50% 7/15/27 #	335,000	354,067
NOVA Chemicals 144A 5.00% 5/1/25 #	285,000	295,509
OCP 144A 4.50% 10/22/25 #	200,000	215,733
Olin
5.00% 2/1/30	380,000	398,816
5.125% 9/15/27	478,000	496,247

PowerTeam Services 144A 9.033% 12/4/25 #	640,000	710,400
Standard Industries 144A 4.75% 1/15/28 #	325,000	337,594
Steel Dynamics 5.00% 12/15/26	665,000	702,137
Univar Solutions USA 144A 5.125% 12/1/27 #	305,000	319,240
Vale Overseas 3.75% 7/8/30	150,000	159,607
		7,515,864
Capital Goods — 2.77%
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	330,000	342,193
Ashtead Capital 144A 4.375% 8/15/27 #	375,000	395,625
Bombardier
144A 6.00% 10/15/22 #	560,000	550,063
144A 7.875% 4/15/27 #	400,000	359,692

Crown Americas 4.75% 2/1/26	334,000	347,153
Reynolds Group Issuer 144A 4.00% 10/15/27 #	340,000	339,361
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
TransDigm
144A 4.625% 1/15/29 #	160,000	$157,600
144A 6.25% 3/15/26 #	288,000	303,882

Vertical US Newco 144A 5.25% 7/15/27 #	670,000	699,731
		3,495,300
Communications — 4.62%
Altice France 144A 7.375% 5/1/26 #	910,000	949,995
Altice France Holding 144A 6.00% 2/15/28 #	680,000	666,811
Frontier Communications 144A 5.875% 10/15/27 #	325,000	348,359
Level 3 Financing 144A 4.25% 7/1/28 #	605,000	614,142
Ooredoo International Finance 144A 5.00% 10/19/25 #	200,000	232,274
Sprint 7.125% 6/15/24	728,000	839,173
T-Mobile USA 6.50% 1/15/26	720,000	743,400
Zayo Group Holdings
144A 4.00% 3/1/27 #	770,000	767,832
144A 6.125% 3/1/28 #	660,000	681,661
		5,843,647
Consumer Cyclical — 5.09%
Boyd Gaming
4.75% 12/1/27	175,000	178,230
6.375% 4/1/26	513,000	530,709

Caesars Entertainment 144A 6.25% 7/1/25 #	660,000	699,600
Carnival
144A 5.75% 3/1/27 #	180,000	182,952
144A 7.625% 3/1/26 #	500,000	526,250

GLP Capital / GLP Financing II 5.375% 4/15/26	122,000	140,316
H&E Equipment Services 144A 3.875% 12/15/28 #	200,000	192,750
Hilton Domestic Operating 144A 4.00% 5/1/31 #	605,000	614,453
Hilton Worldwide Finance 4.875% 4/1/27	435,000	453,216
L Brands
6.875% 11/1/35	365,000	443,358
6.95% 3/1/33	244,000	270,840

Levi Strauss & Co. 144A 3.50% 3/1/31 #	322,000	326,025

NQ-DEX [2/21] 4/21 (1595602)    3

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

MGM Resorts International 4.75% 10/15/28	140,000	$145,975
Murphy Oil USA 144A 3.75% 2/15/31 #	330,000	330,206
Scientific Games International 144A 8.25% 3/15/26 #	292,000	310,027
Six Flags Entertainment 144A 4.875% 7/31/24 #	205,000	205,502
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	858,000	876,769
		6,427,178
Consumer Non-Cyclical — 3.39%
Aramark Services 144A 5.00% 2/1/28 #	530,000	543,913
JBS USA LUX
144A 6.50% 4/15/29 #	360,000	405,673
144A 6.75% 2/15/28 #	40,000	43,949

Kraft Heinz Foods 5.20% 7/15/45	625,000	752,181
Pilgrim's Pride 144A 5.875% 9/30/27 #	815,000	875,391
Post Holdings
144A 5.00% 8/15/26 #	244,000	254,767
144A 5.625% 1/15/28 #	400,000	420,640
144A 5.75% 3/1/27 #	345,000	361,914

Primo Water Holdings 144A 5.50% 4/1/25 #	603,000	621,156
		4,279,584
Electric — 0.84%
Comision Federal de Electricidad 144A 4.875% 1/15/24 #	250,000	274,039
Israel Electric 144A 4.25% 8/14/28 #	250,000	282,188
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	500,000	508,437
		1,064,664
Energy — 7.57%
Apache
4.75% 4/15/43	217,000	212,445
4.875% 11/15/27	165,000	173,199

Ascent Resources Utica Holdings 144A 7.00% 11/1/26 #	211,000	212,583
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Cheniere Corpus Christi Holdings
5.125% 6/30/27	92,000	$107,511
5.875% 3/31/25	222,000	255,999
CNX Resources
144A 6.00% 1/15/29 #	350,000	366,844
144A 7.25% 3/14/27 #	165,000	176,756

Crestwood Midstream Partners 144A 6.00% 2/1/29 #	350,000	346,939
DCP Midstream Operating 5.125% 5/15/29	495,000	525,398
Energy Transfer Operating 5.50% 6/1/27	260,000	304,696
EQM Midstream Partners
144A 4.75% 1/15/31 #	210,000	202,650
144A 6.50% 7/1/27 #	355,000	381,314
Genesis Energy
6.50% 10/1/25	80,000	77,774
7.75% 2/1/28	490,000	484,590
8.00% 1/15/27	360,000	366,075

KazMunayGas National 144A 5.375% 4/24/30 #	216,000	257,144
Murphy Oil
5.875% 12/1/27	548,000	540,295
6.875% 8/15/24	95,000	96,544

NuStar Logistics 5.625% 4/28/27	402,000	420,844
Occidental Petroleum
3.00% 2/15/27	190,000	178,731
3.40% 4/15/26	180,000	174,994
3.50% 8/15/29	190,000	181,929
6.125% 1/1/31	320,000	358,104
6.45% 9/15/36	155,000	176,933
6.625% 9/1/30	310,000	353,090

PDC Energy 5.75% 5/15/26	403,000	413,619
Petrobras Global Finance 6.75% 6/3/50	45,000	49,185
Southwestern Energy 7.75% 10/1/27	330,000	353,719
Targa Resources Partners 5.375% 2/1/27	708,000	736,189
TechnipFMC 144A 6.50% 2/1/26 #	660,000	691,609
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	200,000	205,069

4    NQ-DEX [2/21] 4/21 (1595602)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Western Midstream Operating 4.75% 8/15/28	170,000	$178,509
		9,561,280
Financials — 2.06%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #, μ	400,000	418,056
Ally Financial
5.75% 11/20/25	702,000	805,161
8.00% 11/1/31	250,000	358,269

DAE Funding 144A 5.75% 11/15/23 #	201,000	206,779
DAE Sukuk Difc 144A 3.75% 2/15/26 #	400,000	416,378
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	400,000	399,500
		2,604,143
Healthcare — 5.28%
Bausch Health 144A 5.50% 11/1/25 #	675,000	695,385
Centene
3.375% 2/15/30	535,000	550,657
4.625% 12/15/29	360,000	388,906
144A 5.375% 8/15/26 #	880,000	928,400
Community Health Systems
144A 4.75% 2/15/31 #	80,000	78,550
144A 6.625% 2/15/25 #	305,000	321,318

DaVita 144A 4.625% 6/1/30 #	300,000	305,438
Encompass Health 5.75% 9/15/25	361,000	374,537
HCA
5.375% 2/1/25	1,076,000	1,208,063
5.875% 2/15/26	166,000	192,095
7.58% 9/15/25	194,000	233,809

Hill-Rom Holdings 144A 5.00% 2/15/25 #	378,000	389,009
Ortho-Clinical Diagnostics 144A 7.25% 2/1/28 #	168,000	183,855
Tenet Healthcare
5.125% 5/1/25	415,000	417,594
144A 6.125% 10/1/28 #	380,000	400,501
		6,668,117
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance — 1.20%
HUB International 144A 7.00% 5/1/26 #	685,000	$714,486
USI 144A 6.875% 5/1/25 #	782,000	799,098
		1,513,584
Media — 4.97%
AMC Networks 4.25% 2/15/29	805,000	788,948
CCO Holdings
144A 4.50% 8/15/30 #	380,000	393,967
144A 4.50% 5/1/32 #	85,000	87,418
144A 5.125% 5/1/27 #	250,000	262,234
144A 5.375% 6/1/29 #	285,000	307,475
144A 5.875% 5/1/27 #	506,000	524,216

CSC Holdings 144A 3.375% 2/15/31 #	900,000	865,125
Gray Television 144A 4.75% 10/15/30 #	750,000	751,406
Netflix 5.875% 11/15/28	685,000	822,651
Sinclair Television Group 144A 5.125% 2/15/27 #	453,000	450,543
Sirius XM Radio 144A 5.00% 8/1/27 #	655,000	682,991
Terrier Media Buyer 144A 8.875% 12/15/27 #	325,000	348,766
		6,285,740
REIT Diversified — 0.11%
Global Net Lease 144A 3.75% 12/15/27 #	135,000	135,053
		135,053
REIT Hotel — 0.20%
MGM Growth Properties Operating Partnership
144A 3.875% 2/15/29 #	35,000	35,503
5.75% 2/1/27	195,000	220,655
		256,158
REIT Self-Storage — 0.55%
Iron Mountain 144A 4.50% 2/15/31 #	695,000	690,795
		690,795
Services — 1.16%
Legends Hospitality Holding 144A 5.00% 2/1/26 #	210,000	213,938
Prime Security Services Borrower 144A 5.75% 4/15/26 #	495,000	533,981

NQ-DEX [2/21] 4/21 (1595602)    5

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Services (continued)
Service Corp. International 4.625% 12/15/27	360,000	$380,655
United Rentals North America 3.875% 2/15/31	330,000	338,085
		1,466,659
Technology — 1.69%
BY Crown Parent 144A 7.375% #	70,000	71,305
CommScope Technologies 144A 5.00% 3/15/27 #	232,000	227,698
Go Daddy Operating 144A 3.50% 3/1/29 #	355,000	353,669
Sensata Technologies UK Financing 144A 6.25% 2/15/26 #	350,000	361,996
SS&C Technologies 144A 5.50% 9/30/27 #	1,055,000	1,115,789
		2,130,457
Transportation — 1.63%
Delta Air Lines 7.375% 1/15/26	846,000	991,866
Hawaiian Brand Intellectual Property 144A 5.75% 1/20/26 #	350,000	367,566
Mileage Plus Holdings 144A 6.50% 6/20/27 #	330,000	360,938
Rutas 2 and 7 Finance 144A 3.413% #, ^	200,000	149,400
VistaJet Malta Finance 144A 10.50% 6/1/24 #	180,000	192,150
		2,061,920
Utilities — 3.21%
Calpine
144A 5.00% 2/1/31 #	645,000	639,337
144A 5.25% 6/1/26 #	215,000	221,504

Covanta Holding 5.875% 7/1/25	557,000	577,250
Enel 144A 8.75% 9/24/73 #, μ	200,000	233,000
GFL Environmental 144A 3.75% 8/1/25 #	130,000	133,005
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	200,000	212,750
NRG Energy 144A 3.625% 2/15/31 #	700,000	690,812
PG&E 5.25% 7/1/30	360,000	385,542
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Vistra Operations
144A 5.00% 7/31/27 #		435,000	$455,554
144A 5.50% 9/1/26 #		105,000	109,069
144A 5.625% 2/15/27 #		375,000	392,422
			4,050,245
Total Corporate Bonds (cost $69,421,020)			71,513,785

Sovereign Bonds — 3.02%Δ
Armenia — 0.15%
Republic of Armenia International Bond
144A 3.60% 2/2/31 #		200,000	184,831
			184,831
Brazil — 0.15%
Brazil Notas do Tesouro Nacional Serie F
10.00% 1/1/27	BRL	1,000,000	195,452
			195,452
Dominican Republic — 0.12%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #		150,000	152,812
			152,812
Egypt — 0.16%
Egypt Government International Bond
7.903% 2/21/48		200,000	198,315
			198,315
Honduras — 0.13%
Honduras Government International Bond
144A 5.625% 6/24/30 #		150,000	164,625
			164,625
Indonesia — 0.17%
Indonesia Government International Bond
144A 4.125% 1/15/25 #		200,000	220,745
			220,745
Israel — 0.17%
Israel Government International Bond
2.75% 7/3/30		200,000	213,625
			213,625

6    NQ-DEX [2/21] 4/21 (1595602)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Ivory Coast — 0.27%
Ivory Coast Government International Bonds
144A 6.125% 6/15/33 #		200,000	$215,855
144A 6.875% 10/17/40 #	EUR	100,000	131,545
			347,400
Mongolia — 0.17%
Development Bank of Mongolia
144A 7.25% 10/23/23 #		200,000	219,004
			219,004
Morocco — 0.16%
Morocco Government International Bonds
144A 2.375% 12/15/27 #		200,000	197,411
			197,411
Panama — 0.06%
Panama Government International Bond
144A 3.75% 4/17/26 #		67,000	72,626
			72,626
Paraguay — 0.18%
Paraguay Government International Bond
144A 4.95% 4/28/31 #		200,000	227,000
			227,000
Peru — 0.29%
Peruvian Government International Bonds
2.392% 1/23/26		200,000	208,300
144A 5.35% 8/12/40 #	PEN	606,000	162,238
			370,538
Romania — 0.20%
Romania Government Bond 4.15% 1/26/28	RON	595,000	155,221
Romanian Government International Bond 144A 3.00% 2/14/31 #		100,000	101,498
			256,719
Serbia — 0.11%
Serbia International Bond
144A 3.125% 5/15/27 #	EUR	100,000	133,805
			133,805
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Ukraine — 0.19%
Ukraine Government International Bond
144A 7.75% 9/1/21 #		237,000	$241,864
			241,864
Uruguay — 0.16%
Uruguay Government International Bonds
4.375% 1/23/31		100,000	115,658
9.875% 6/20/22	UYU	3,408,000	82,515
			198,173
Uzbekistan — 0.18%
Republic of Uzbekistan Bond
144A 5.375% 2/20/29 #		200,000	225,808
			225,808
Total Sovereign Bonds (cost $3,797,932)			3,820,753

Supranational Bank — 0.34%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #		200,000	216,990
Central American Bank For Economic Integration 144A 2.00% 5/6/25 #		200,000	208,798
Total Supranational Bank (cost $403,172)			425,788
	Number of shares
Common Stock — 58.90%~
Communication Services — 6.65%
Alphabet Class A †	20	40,438
Alphabet Class C †	20	40,737
AT&T	36,310	1,012,686
Century Communications =, †	125,000	0
Comcast Class A	7,700	405,944
Facebook Class A †	230	59,253
KDDI	57,400	1,771,621
Orange	109,330	1,259,497
Publicis Groupe	45,000	2,635,467
Verizon Communications	20,270	1,120,931
ViacomCBS Class B	830	53,527
		8,400,101
Consumer Discretionary — 7.28%
adidas AG †	4,660	1,624,347

NQ-DEX [2/21] 4/21 (1595602)    7

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock~ (continued)
Consumer Discretionary (continued)
Amazon.com †	75	$231,970
Best Buy	680	68,238
Buckle	2,110	81,108
eBay	1,380	77,860
Genuine Parts	7,700	811,195
H & M Hennes & Mauritz Class B †	48,820	1,150,556
Home Depot	2,375	613,557
Lowe's	600	95,850
MercadoLibre †	10	16,381
Newell Brands	2,870	66,498
Next †	4,920	518,203
Sodexo †	16,780	1,603,881
Swatch Group	6,990	2,083,975
Tractor Supply	510	81,070
Whirlpool	350	66,528
		9,191,217
Consumer Staples — 14.05%
Altria Group	1,780	77,608
Archer-Daniels-Midland	7,200	407,376
Asahi Group Holdings	28,900	1,250,404
British American Tobacco ADR	10,240	359,015
Clorox	340	61,557
Colgate-Palmolive	950	71,440
Conagra Brands	17,800	603,954
Danone	37,650	2,564,786
Diageo	63,090	2,472,103
Essity Class B	35,050	1,053,505
General Mills	6,600	363,066
Kao	9,000	603,180
Kellogg	1,000	57,710
Kimberly-Clark	500	64,165
Kirin Holdings	24,300	476,106
Koninklijke Ahold Delhaize	64,980	1,712,291
Kroger	1,130	36,397
Lawson	16,400	765,421
Mondelez International Class A	6,900	366,804
Nestle	21,980	2,295,498
Philip Morris International	1,030	86,541
Procter & Gamble	2,800	345,884
Seven & i Holdings	43,800	1,658,808
		17,753,619
Energy — 1.19%
ConocoPhillips	8,400	436,884
Kinder Morgan	4,110	60,417
TOTAL ADR	8,500	394,400
	Number of shares	Value (US $)
Common Stock~ (continued)
Energy (continued)
Williams	26,990	$616,452
		1,508,153
Financials — 3.69%
AGNC Investment	4,090	65,563
Allstate	3,500	373,100
American International Group	18,200	799,890
Ameriprise Financial	380	84,071
Artisan Partners Asset Management Class A	1,250	59,375
BlackRock	125	86,813
Comerica	390	26,559
Discover Financial Services	3,900	366,873
Huntington Bancshares	5,550	85,137
Invesco	3,690	82,730
MetLife	12,600	725,760
Morgan Stanley	820	63,033
Principal Financial Group	1,390	78,646
Prudential Financial	930	80,650
S&P Global	225	74,106
Truist Financial	15,200	865,792
US Bancorp	14,800	740,000
		4,658,098
Healthcare — 10.23%
AbbVie	6,630	714,316
AmerisourceBergen	670	67,817
Amgen	2,060	463,335
Bristol-Myers Squibb	5,800	355,714
Cardinal Health	10,500	540,960
Cigna	1,800	377,820
CVS Health	5,100	347,463
Eli Lilly and Co.	320	65,565
Fresenius Medical Care AG & Co.	32,510	2,249,942
Humana	175	66,439
Johnson & Johnson	4,400	697,224
Merck & Co.	11,730	851,833
Molina Healthcare †	330	71,531
Novo Nordisk Class B	35,470	2,520,458
Pfizer	13,110	439,054
Roche Holding	7,940	2,600,696
UnitedHealth Group	350	116,277
Viatris †	25,786	382,922
		12,929,366
Industrials — 5.65%
Caterpillar	2,900	626,052
G4S †	574,180	1,942,273
Honeywell International	1,900	384,465

8    NQ-DEX [2/21] 4/21 (1595602)

(Unaudited)
	Number of shares	Value (US $)
Common Stock~ (continued)
Industrials (continued)
Lockheed Martin	1,720	$568,030
Northrop Grumman	1,300	379,158
Raytheon Technologies	9,300	669,507
Secom	6,600	571,242
Securitas Class B	125,234	1,919,912
United Parcel Service Class B	510	80,493
		7,141,132
Information Technology — 5.70%
Adobe †	220	101,127
Apple	2,890	350,441
Automatic Data Processing	2,300	400,246
Broadcom	2,440	1,146,483
Cisco Systems	24,120	1,082,264
HP	3,250	94,153
Intel	11,000	668,580
International Business Machines	7,000	832,510
Lam Research	165	93,586
Maxim Integrated Products	850	79,195
Microsoft	1,660	385,751
NetApp	1,200	75,120
NVIDIA	240	131,659
Paychex	720	65,570
QUALCOMM	620	84,438
SAP	12,490	1,538,025
Western Union	2,850	66,177
		7,195,325
Materials — 2.52%
Air Liquide	16,530	2,487,051
Dow	1,440	85,406
DuPont de Nemours	8,700	611,784
		3,184,241
Real Estate — 0.04%
eXp World Holdings †	880	53,143
		53,143
REIT Diversified — 0.06%
VICI Properties	2,780	79,230
		79,230
REIT Healthcare — 0.11%
Medical Properties Trust	3,370	72,758
Omega Healthcare Investors	1,790	66,481
		139,239
	Number of shares	Value (US $)
Common Stock~ (continued)
REIT Mall — 0.07%
Simon Property Group	750	$84,690
		84,690
REIT Multifamily — 0.58%
Equity Residential	11,300	739,133
		739,133
REIT Self-Storage — 0.07%
Iron Mountain	2,400	83,496
		83,496
Utilities — 1.01%
Edison International	13,100	707,269
Entergy	5,800	503,498
PPL	2,510	65,737
		1,276,504
Total Common Stock (cost $68,100,532)		74,416,687

Convertible Preferred Stock — 2.80%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	173	390,760
AMG Capital Trust II 5.15% exercise price $195.46, maturity date 10/15/37	5,086	267,524
Assurant 6.50% exercise price $106.55, maturity date 3/15/21	2,854	331,035
Bank of America 7.25% exercise price $50.00 ψ	179	248,937
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	12,852	642,471
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	8,436	424,921
Essential Utilities 6.00% exercise price $42.29, maturity date 4/30/22	6,150	335,421
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ψ	560	593,880
QTS Realty Trust 6.50% exercise price $46.72 ψ	2,152	303,131
Total Convertible Preferred Stock (cost $3,135,238)		3,538,080

NQ-DEX [2/21] 4/21 (1595602)    9

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
	Number of shares	Value (US $)

Preferred Stock — 0.54%
Bank of America 6.50% 10/23/24 μ, ψ	470,000	$524,191
GMAC Capital Trust I 5.983% (LIBOR03M + 5.785%) 02/15/40 •	6,000	155,700
Total Preferred Stock (cost $635,600)		679,891

Exchange-Traded Funds — 0.44%
iShares Core US REIT ETF	1,640	82,722
iShares MSCI EAFE ETF	420	31,084
iShares Russell 1000 Growth ETF	10	2,392
iShares Trust iShares ESG Aware MSCI EAFE ETF	4,510	333,830
Vanguard FTSE Developed Markets ETF	180	8,642
Vanguard Mega Cap Growth ETF	50	10,108
Vanguard Real Estate ETF	1,060	93,142
Total Exchange-Traded Funds (cost $561,682)		561,920

Limited Partnerships — 1.35%@
Merion Champion's Walk=, †, π	1,085,000	877,114
Merion Countryside=, †, π	780,938	822,015
Total Limited Partnerships (cost $861,846)		1,699,129
	Principal amount°
Leveraged Non-Recourse Security — 0.00%
JPMorgan Fixed Income Auction Pass Through Trust Series 2007-B 144A 0.002% 1/15/87 #, =, ♦	500,000	500
Total Leveraged Non-Recourse Security (cost $425,000)		500
	Number of shares	Value (US $)
Short-Term Investments — 2.52%
Money Market Mutual Funds — 2.52%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	794,694	$794,694
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	794,694	794,694
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	794,694	794,694
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	794,694	794,694
Total Short-Term Investments (cost $3,178,776)		3,178,776

Total Value of Securities—137.92% (cost $163,085,414)		174,242,099
Borrowing Under Line of Credit - (39.18%)		(49,500,000)

Receivables and Other Assets Net of Liabilities — 1.26%		1,593,061
Net Assets Applicable to 11,887,336 Shares Outstanding—100.00%		$126,335,160
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $49,958,168, which represents 39.54% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at February 28, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of origin.
~	Securities have been classified by type of business.

10    NQ-DEX [2/21] 4/21 (1595602)

(Unaudited)
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
@	Invests in multi-family real estate properties.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At February 28, 2021, the aggregate value of restricted securities was $1,699,129, which represented 1.35% of the Fund’s net assets. See table on the next page for additional details on restricted securities.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Merion Champion's Walk	8/4/2017	$776,924	$794,666
Merion Champion's Walk	2/13/2018	20,152	20,612
Merion Champion's Walk	7/11/2018	21,230	20,612
Merion Champion's Walk	10/22/2018	21,593	20,612
Merion Champion's Walk	2/13/2019	21,947	20,612
Merion Countryside	5/11/2016	—	729,949
Merion Countryside	4/7/2017	—	59,185
Merion Countryside	5/3/2018	—	32,881
Total		$861,846	$1,699,129
The following foreign currency exchange contracts and swap contracts were outstanding at February 28, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	JPY	(1,667,082)	USD	15,691	3/1/21	$51	$—
CITI	MXN	20,507	USD	(1,000)	3/26/21	—	(23)
JPMCB	BRL	(975,304)	USD	176,000	8/27/21	3,811	—
JPMCB	CNY	550,620	USD	(84,762)	3/26/21	—	(80)
JPMCB	EGP	1,332,240	USD	(83,369)	4/1/21	763	—
JPMCB	EUR	(385,293)	USD	467,902	3/26/21	2,669	—
JPMCB	KZT	124,958,050	USD	(295,846)	3/26/21	516	—
JPMCB	KZT	96,650,400	USD	(231,000)	3/26/21	—	(1,775)
Total Foreign Currency Exchange Contracts						$7,810	$(1,878)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB - Republic of Brazil 4.25% 1/7/25 Bb2 9/20/25 - Quarterly	187,000	1.000%	$7,306	$9,121	$(1,815)	$—
			$7,306	$9,121	$(1,815)	$—
NQ-DEX [2/21] 4/21 (1595602)    11

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contract and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(364).
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
CDS – Credit Default Swap
CITI – Citigroup
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
Summary of currencies:
BRL – Brazilian Real
CNY – China Yuan Renminbi
EGP – Egypt Pound
EUR – European Monetary Unit
JPY – Japanese Yen
KZT – Kazakhstan Tenge
MXN – Mexican Peso
PEN – Peruvian Sol
RON – Romania New Leu
USD – US Dollar
UYU – Uruguay Peso
12    NQ-DEX [2/21] 4/21 (1595602)